16. TAX INSTALLMENTS PROGRAMS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	R$ 20,179	R$ 21,551
REFIS debts and other tax installment payment plans, noncurrent	73,934	79,242
Federal REFIS Law 11.941/09
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	12,100	12,552
REFIS debts and other tax installment payment plans, noncurrent	18,895	20,083
Federal REFIS Law 12.865/13
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	6,240	5,984
REFIS debts and other tax installment payment plans, noncurrent	52,661	56,381
Other taxes in installments
Disclosure of fair value measurement of liabilities [line items]
REFIS debts and other tax installment payment plans, current	1,839	3,015
REFIS debts and other tax installment payment plans, noncurrent	R$ 2,378	R$ 2,778